                              BLACKROCK FUNDS SM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                                  LARGE CAP       LARGE CAP                      MID-CAP     SMALL CAP   SMALL CAP
                                    VALUE           GROWTH         MID-CAP        GROWTH       VALUE       GROWTH
                                    EQUITY          EQUITY       VALUE EQUITY     EQUITY      EQUITY       EQUITY
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                  .54%            .55%            .79%        .79%         .55%        .55%
Other operating expenses                   .60             .62             .65         .65          .63         .63
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .20           .20          .23         .23
 Shareholder servicing fees        .15             .15             .15           .15          .15         .15
 Other expenses                    .24             .24             .30           .30          .25         .25
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.14%           1.17%           1.44%       1.44%        1.18%       1.18%
                                       =======         =======         =======       =====        =====       =====

                                                INTERNATIONAL   INTERNATIONAL
                                INTERNATIONAL     SMALL CAP        EMERGING       SELECT       INDEX
                                    EQUITY          EQUITY         MARKETS        EQUITY      EQUITY      BALANCED
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)(/2/)             .66%            .80%           1.16%        .55%        .025%        .55%
Other operating expenses                   .70             .83             .92         .61         .455         .65
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .23           .23         .033         .23
 Shareholder servicing fees        .15             .15             .15           .15         .150         .15
 Other expenses                    .34             .45             .54           .23         .272         .27
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.36%           1.63%           2.08%       1.16%        .480%       1.20%
                                       =======         =======         =======       =====        =====       =====

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .69%, .67%, .71%, .85%, .92% and .48%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.49%, 1.47%, 1.46%, 1.85%, 2.17% and .68%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $12        $36        $63       $139
Large Cap Growth Equity Portfolio     12         37         64        142
Mid-Cap Value Equity Portfolio        15         46        N/A        N/A
Mid-Cap Growth Equity Portfolio       15         46        N/A        N/A
Small Cap Value Equity Portfolio      12         37         65        143
Small Cap Growth Equity Portfolio     12         37         65        143
International Equity Portfolio        14         43         74        164
International Small Cap Equity
 Portfolio                            17         51        N/A        N/A
International Emerging Markets
 Portfolio                            21         65        112        241
Select Equity Portfolio               12         37         64        141
Index Equity Portfolio                 5         15         27         60
Balanced Portfolio                    12         38         66        145

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 13 is replaced with the following:

                    International Small Cap Equity Portfolio

                                                  FOR THE       FOR THE
                                                  PERIOD        PERIOD
                                                  10/1/97      9/26/97/1
                                                  THROUGH      / THROUGH
                                                  2/28/98       9/30/97
Net asset value at beginning of period            $  9.94       $ 10.00
                                                  -------       -------
Income from Investment operations
 Net Investment income                              (0.01)          --
 Net gain (loss) on Investment (both realized and
  unrealized)                                        0.52         (0.06)
                                                  -------       -------
   Total from investment operations                  0.51         (0.06)
                                                  -------       -------
Less distributions
 Distributions from net investment income             --            --
 Distributions from net realized capital gains      (0.05)          --
                                                  -------       -------
   Total distributions                              (0.05)          --
                                                  -------       -------
Net asset value at end of period                  $ 10.40       $  9.94
                                                  =======       =======
Total return                                         4.85%        (0.30)%
Ratios/Supplemental data
 Net assets at end of period (in thousands)       $   371       $    10
 Ratios of expenses to average net assets
  After advisory/administration fee waiver           1.63%/2/      1.63%/2/
  Before advisory/administration fee waivers         1.91%/2/      1.86%/2/
 Ratios of net investment income to average net
  assets
  After advisory/administration fee waivers         (0.14)%/2/     1.42%/2/
  Before advisory/administration fee waivers        (0.43)%/2/     1.19%/2/
Portfolio turnover rate                                23%            0%
Average Consideration Rate(3)                     $0.0294       $0.0268

--------
/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to read in its entirety as follows:

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
   --------------       ----------------          ------------------      -----------
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization generally
                    believes are               in excess of $10 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       in excess of $10 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap            Pursues mid cap stocks     Stocks with low           Russell Midcap
 Value Equity       and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization generally
                                               between $2 billion and
                                               $10 billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       between $2 billion and
                    have favorable and         $10 billion.
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization generally
                    growth rate will also be   below $2 billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization generally
                    the sub-adviser            below $2 billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                                                             PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS         BENCHMARK*
   --------------       ----------------          ------------------         -----------
 International      Pursues non-dollar         Portfolio assets are      MSCI Emerging
 Emerging Markets   denominated stocks of      primarily invested in     Markets Free
                    issuers in emerging        stocks of emerging market Index
                    country markets            issuers.
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 International      Pursues non-dollar         Invests primarily in      Salomon Brothers
 Small Cap Equity   denominated stocks of      international stocks with Extended Markets
                    small cap issuers in       a capitalization          World Ex-U.S. Index
                    countries included in      generally below $1
                    the Salomon Brothers       billion. Emphasizes
                    Extended Markets World     primarily stocks with
                    Ex-U.S. Index which the    price/earnings ratios
                    sub-adviser expects to     below average for such
                    appreciate. In addition,   security's home market or
                    there may also be up to    stock exchange. Seeks
                    20% exposure to stocks     diversification across
                    of issuers in emerging     countries, industry
                    market countries. Within   groups and companies with
                    this universe, a value     investment at all times
                    style of investing is      in at least three foreign
                    employed to select         developed countries.
                    stocks which the sub-
                    adviser believes are
                    undervalued, taking into
                    account the company's
                    earnings trend and its
                    price momentum. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    governmental policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust           they are represented in
                    Company, in the stocks     the Index.
                    of the S&P 500 Index
                    using a passive
                    investment style that
                    pursues the replication
                    of the S&P 500 Index
                    return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion:
                    value and growth style     Similar sector weightings
                    as sub-adviser             as benchmark, with over-
                    identifies market          or under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the paragraph entitled "Small Cap and Mid-Cap Portfo-lios.":

  SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity and Small Cap Value Equity Portfolios will invest at least 65% of their respective total assets in equity securities of organi-zations with market capitalizations at the time of purchase of less than $2 billion. Under normal market conditions, the International Small Cap Equity Portfolio will invest at least 65% of its total assets in equity securities of organizations with market capitalizations at the time of purchase of less than $1 billion ($1.5 billion for Japanese issuers). Similarly, the Mid-Cap Growth Equity Portfolio and the Mid-Cap Value Equity Portfolio will invest, under normal market conditions, at least 65% of their respective total assets in equity securities of organizations with market capitaliza-tions at the time of purchase of between $2 billion and $10 billion. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

The following replaces the first paragraph under "International Portfolios.":

  INTERNATIONAL PORTFOLIOS. Under normal market conditions, the International Equity Portfolio, the International Emerging Markets Portfolio and the In-ternational Small Cap Equity Portfolio (the "International Portfolios") will invest at least 65% of their respective total assets in equity securi-ties of foreign issuers. Investing in foreign securities involves consider-ations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign curren-cies, the value of a Portfolio that invests in foreign securities as mea-sured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The section "Who Manages The Fund?" is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-ad-viser to each of the Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Manage-ment, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock Interna-tional, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

The section "Who Manages The Fund?" has been amended as follows:

The Portfolios (other than the Index Equity Portfolio) and their portfolio man-agers are as follows:

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Large Cap Value Equity          Daniel B. Eagan; portfolio manager with sub-
                                 adviser since 1995; director of investment
                                 strategy at BlackRock, Inc. during 1994 and
                                 1995; prior to 1994, served as senior
                                 research consultant for Mercer Investment
                                 Consulting; portfolio manager since January
                                 1997.
 Large Cap Growth Equity         R. Andrew Damm; portfolio manager with sub-
                                 adviser since 1997; senior investment
                                 strategist with BlackRock, Inc. since 1995;
                                 portfolio manager with PNC Bank from 1988 to
                                 1995; Mr. Damm has participated in the
                                 management of the Portfolio since 1996 and
                                 has been designated portfolio manager since
                                 September 1997.
 Mid-Cap Value Equity            Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio co-manager since
                                 inception.
                                 Daniel B. Eagan (see above); portfolio co-
                                 manager since inception.

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Mid-Cap Growth Equity           William J. Wykle; portfolio manager with sub-
                                 adviser since 1995; investment manager with
                                 PNC Bank, National Association since 1986;
                                 portfolio co-manager since inception.
                                 Thomas Callan; portfolio manager with sub-
                                 adviser since 1996; equity analyst with PNC
                                 Bank from 1993 to 1996; portfolio co-manager
                                 since May 1998.
 Small Cap Value Equity          Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio manager since July
                                 1996.
 Small Cap Growth Equity         William J. Wykle (see above); portfolio co-
                                 manager since inception.
                                 Thomas Callan (see above); portfolio co-
                                 manager since May 1998.
 International Equity            Gordon Anderson; portfolio manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Investment Director of Dunedin Fund
                                 Managers Ltd.; portfolio manager since 1996.
 International Emerging Markets  Euan Rae; portfolio manager with sub-adviser since 1996; prior to joining sub-adviser,
                                 Head of Emerging Markets at Dunedin Fund
                                 Managers Ltd. and Investment Manager with
                                 Edinburgh Fund Managers; portfolio manager
                                 since 1996.
 International Small Cap Equity  Peter J. Tait; portfolio manager with sub-
                                 adviser since 1996. Director and Head of
                                 Continental European desk and Dunedin Fund
                                 Managers Ltd. from 1990 to 1996; portfolio
                                 manager since inception.
 Select Equity                   Daniel B. Eagan (see above); portfolio
                                 manager since 1995.
 Balanced                        R. Andrew Damm (see above); portfolio co-
                                 manager since 1996.
                                 Robert S. Kapito; Vice Chairman of BlackRock
                                 since 1988; portfolio co-manager since 1995.
                                 Keith T. Anderson; Managing Director and co-
                                 chair of Portfolio Management Group and
                                 Investment Strategy Committee of BlackRock
                                 since 1988; portfolio co-manager since 1995.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first sentence under "Purchase of Shares":

  Service Shares are offered without a sales load to Institutions acting on behalf of their customers, certain persons who were shareholders of The Compass Capital Group at the time of its combination with The PNC(R) Fund during the first quarter of 1996, and investors that participate in the Capital Directions SM asset allocation program.

The following has been added after the first paragraph under "Purchase of Shares":

  Effective August 15, 1998, the Small Cap Growth Equity Portfolio will be closed to new investors, with the exception of investors who purchase through the following PNC Bank departments: Charitable and Endowment Management; Private Bank; and Institutional Trust, including defined benefit, defined contribution and Vested Interest(R) plans. In addition, the Portfolio will continue to be open to wrap and retirement programs that are already invested in the Portfolio and to certain payroll deduction programs. Shareholders of the Portfolio as of August 15, 1998 will be permitted to make additional investments in current accounts.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Service Shares on or after May 1, 1998 (other than a former shareholder of The Compass Capital Group as de-scribed above) ceases to meet the eligibility standards for purchasing Service Shares, then the shareholder's Service Shares will, upon the direc-tion of the Fund's distributor, automatically be converted to Investor A Shares of the Portfolio having the same aggregate net asset value as the shares converted. Investor A Shares are currently authorized to bear addi-tional service and distribution fees at the aggregate annual rate of .20% of average daily net assets. In the event that a shareholder acquiring Service Shares on or after May 1, 1998 subsequently satisfies the eligibil-ity standards for purchasing Institutional Shares (other than due to fluc-tuations in market value), then the shareholder's Service Shares will, upon the direction of the Fund's distributor, automatically be converted to In-stitutional Shares of the Portfolio having the same aggregate net asset value as the shares converted.

This Supplement is dated December 1, 1998.

                               BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                           LARGE CAP  LARGE CAP                   MID-CAP    SMALL CAP  SMALL CAP
                             VALUE     GROWTH       MID-CAP        GROWTH      VALUE     GROWTH
                            EQUITY     EQUITY     VALUE EQUITY     EQUITY     EQUITY     EQUITY
                           PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)                  .54%       .55%            .79%        .79%       .55%       .55%
 Other operating expenses        .30        .32             .35         .35        .33        .33
                                 ---        ---             ---         ---        ---        ---
 Administration fees
  (after fee
  waivers)(/1/)             .21        .23          .20           .20         .23        .23
 Other expenses             .09        .09          .15           .15         .10        .10
                            ---        ---          ---           ---         ---        ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                  .84%       .87%           1.14%       1.14%       .88%       .88%
                                 ===        ===            ====        ====        ===        ===

                                           INTERNATIONAL   INTERNATIONAL
                           INTERNATIONAL     SMALL CAP        EMERGING      SELECT       INDEX
                               EQUITY          EQUITY         MARKETS       EQUITY      EQUITY     BALANCED
                             PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO+   PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE
  NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)(/2/)                  .66%            .80%           1.16%       .55%        .025%       .55%
 Other operating expenses             .40             .53             .62        .31         .155        .35
                                      ---             ---             ---        ---         ----        ---
 Administration fees
  (after fee
  waivers)(/1/)               .21             .23             .23           .23        .033         .23
 Other expenses               .19             .30             .39           .08        .122         .12
                              ---             ---             ---           ---        ----         ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                      1.06%           1.33%           1.78%       .86%         .18%       .90%
                                     ====            ====            ====        ===          ===        ===

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .39%, .37%, .41%, .55%, .62% and .18%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.19%, 1.17%, 1.16%, 1.55%, 1.87% and .38%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $ 9        $27        $47       $104
Large Cap Growth Equity Portfolio      9         28         48        107
Mid-Cap Value Equity Portfolio        12         36        N/A        N/A
Mid-Cap Growth Equity Portfolio       12         36        N/A        N/A
Small Cap Value Equity Portfolio       9         28         49        108
Small Cap Growth Equity Portfolio      9         28         49        108
International Equity Portfolio        11         34         58        129
International Small Cap Equity
 Portfolio                            14         42        N/A        N/A
International Emerging Markets
 Portfolio                            18         56         96        209
Select Equity Portfolio                9         27         48        106
Index Equity Portfolio                 2          6         10         23
Balanced Portfolio                     9         29         50        111

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 13 is replaced with the following:

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                       FOR THE      FOR THE
                                                       PERIOD       PERIOD
                                                       10/1/97     9/26/97/1
                                                       THROUGH     / THROUGH
                                                       2/28/98      9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD                 $  9.94      $ 10.00
                                                       -------      -------
Income from investment operations
 Net investment income                                    0.01          - -
 Net gain (loss) on investments (both realized and
  unrealized)                                             0.51        (0.06)
                                                       -------      -------
  Total from investment operations                        0.52        (0.06)
                                                       -------      -------
LESS DISTRIBUTIONS
 Distributions from net investment income                  - -          - -
 Distributions from net realized capital gains           (0.05)         - -
                                                       -------      -------
  Total distributions                                    (0.05)         - -
                                                       -------      -------
NET ASSET VALUE AT END OF PERIOD                       $ 10.41      $  9.94
                                                       =======      =======
Total return                                              5.00%       (0.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $16,105      $15,415
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                1.33%/2/     1.33%/2/
 Before advisory/administration fee waivers               1.62%/2/     1.55%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                0.35%/2/     1.42%/2/
 Before advisory/administration fee waivers               0.07%/2/     1.19%/2/
PORTFOLIO TURNOVER RATE                                     23%           0%
AVERAGE COMMISSION RATE/3/                             $0.0294      $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to read in its entirety as follows:

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
   --------------       ----------------          ------------------      -----------
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization generally
                    believes are               in excess of $10 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       in excess of $10 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap            Pursues mid cap stocks     Stocks with low           Russell Midcap
 Value Equity       and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization generally
                                               between $2 billion and
                                               $10 billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       between $2 billion and
                    have favorable and         $10 billion.
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization generally
                    growth rate will also be   below $2 billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization generally
                    the sub-adviser            below $2 billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                                                             PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS         BENCHMARK*
   --------------       ----------------          ------------------         -----------
 International      Pursues non-dollar         Portfolio assets are      MSCI Emerging
 Emerging Markets   denominated stocks of      primarily invested in     Markets Free
                    issuers in emerging        stocks of emerging market Index
                    country markets            issuers.
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 International      Pursues non-dollar         Invests primarily in      Salomon Brothers
 Small Cap Equity   denominated stocks of      international stocks with Extended Markets
                    small cap issuers in       a capitalization          World Ex-U.S. Index
                    countries included in      generally below $1
                    the Salomon Brothers       billion. Emphasizes
                    Extended Markets World     primarily stocks with
                    Ex-U.S. Index which the    price/earnings ratios
                    sub-adviser expects to     below average for such
                    appreciate. In addition,   security's home market or
                    there may also be up to    stock exchange. Seeks
                    20% exposure to stocks     diversification across
                    of issuers in emerging     countries, industry
                    market countries. Within   groups and companies with
                    this universe, a value     investment at all times
                    style of investing is      in at least three foreign
                    employed to select         developed countries.
                    stocks which the sub-
                    adviser believes are
                    undervalued, taking into
                    account the company's
                    earnings trend and its
                    price momentum. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    governmental policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust           they are represented in
                    Company, in the stocks     the Index.
                    of the S&P 500 Index
                    using a passive
                    investment style that
                    pursues the replication
                    of the S&P 500 Index
                    return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion:
                    value and growth style     Similar sector weightings
                    as sub-adviser             as benchmark, with over-
                    identifies market          or under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the paragraph entitled "Small Cap and Mid-Cap Portfo-lios.":

  SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity and Small Cap Value Equity Portfolios will invest at least 65% of their respective total assets in equity securities of organi-zations with market capitalizations at the time of purchase of less than $2 billion. Under normal market conditions, the International Small Cap Equity Portfolio will invest at least 65% of its total assets in equity securities of organizations with market capitalizations at the time of purchase of less than $1 billion ($1.5 billion for Japanese issuers). Similarly, the Mid-Cap Growth Equity Portfolio and the Mid-Cap Value Equity Portfolio will invest, under normal market conditions, at least 65% of their respective total assets in equity securities of organizations with market capitaliza-tions at the time of purchase of between $2 billion and $10 billion. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

The following replaces the first paragraph under "International Portfolios.":

  INTERNATIONAL PORTFOLIOS. Under normal market conditions, the International Equity Portfolio, the International Emerging Markets Portfolio and the In-ternational Small Cap Equity Portfolio (the "International Portfolios") will invest at least 65% of their respective total assets in equity securi-ties of foreign issuers. Investing in foreign securities involves consider-ations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign curren-cies, the value of a Portfolio that invests in foreign securities as mea-sured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The section "Who Manages The Fund?" is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-ad-viser to each of the Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Manage-ment, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock Interna-tional, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

The section "Who Manages The Fund?" has been amended as follows:

The Portfolios (other than the Index Equity Portfolio) and their portfolio man-agers are as follows:

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Large Cap Value Equity          Daniel B. Eagan; portfolio manager with sub-
                                 adviser since 1995; director of investment
                                 strategy at BlackRock, Inc. during 1994 and
                                 1995; prior to 1994, served as senior
                                 research consultant for Mercer Investment
                                 Consulting; portfolio manager since January
                                 1997.
 Large Cap Growth Equity         R. Andrew Damm; portfolio manager with sub-
                                 adviser since 1997; senior investment
                                 strategist with BlackRock, Inc. since 1995;
                                 portfolio manager with PNC Bank from 1988 to
                                 1995; Mr. Damm has participated in the
                                 management of the Portfolio since 1996 and
                                 has been designated portfolio manager since
                                 September 1997.
 Mid-Cap Value Equity            Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio co-manager since
                                 inception.
                                 Daniel B. Eagan (see above); portfolio co-
                                 manager since inception.

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Mid-Cap Growth Equity           William J. Wykle; portfolio manager with sub-
                                 adviser since 1995; investment manager with
                                 PNC Bank, National Association since 1986;
                                 portfolio co-manager since inception.
                                 Thomas Callan; portfolio manager with sub-
                                 adviser since 1996; equity analyst with PNC
                                 Bank from 1993 to 1996; portfolio co-manager
                                 since May 1998.
 Small Cap Value Equity          Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio manager since July
                                 1996.
 Small Cap Growth Equity         William J. Wykle (see above); portfolio co-
                                 manager since inception.
                                 Thomas Callan (see above); portfolio co-
                                 manager since May 1998.
 International Equity            Gordon Anderson; portfolio manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Investment Director of Dunedin Fund
                                 Managers Ltd.; portfolio manager since 1996.
 International Emerging Markets  Euan Rae; Senior Investment Manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Head of Emerging Markets at Dunedin
                                 Fund Managers Ltd. and Investment Manager
                                 with Edinburgh Fund Managers; portfolio
                                 manager since 1996.
 International Small Cap Equity  Peter J. Tait; portfolio manager with sub-
                                 adviser since 1996. Director and Head of
                                 Continental European desk and Dunedin Fund
                                 Managers Ltd. from 1990 to 1996. portfolio
                                 manager since inception.
 Select Equity                   Daniel B. Eagan (see above); portfolio
                                 manager since 1995.
 Balanced                        R. Andrew Damm (see above); portfolio co-
                                 manager since 1996.
                                 Robert S. Kapito; Vice Chairman of BlackRock
                                 since 1988; portfolio co-manager since 1995.
                                 Keith T. Anderson; Managing Director and co-
                                 chair of Portfolio Management Group and
                                 Investment Strategy Committee of BlackRock
                                 since 1988; portfolio co-manager since 1995.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first paragraph under "Purchase of Shares":

  Institutional Shares are offered to institutional investors, including (a) registered investment advisers with a minimum investment of $500,000 and
  (b) the trust departments of PNC Bank and its affiliates (collectively, "PNC") on behalf of clients for whom PNC (i) acts in a fiduciary capacity (excluding participant-directed employee benefit plans) or otherwise has investment discretion or (ii) acts as custodian with respect to at least $2,000,000 in assets, and individuals with a minimum investment of $2,000,000.

The following has been added after the first paragraph under "Purchase of Shares":

  Effective August 15, 1998, the Small Cap Growth Equity Portfolio will be closed to new investors, with the exception of investors who purchase through the following PNC Bank departments: Charitable and Endowment Management; Private Bank; and Institutional Trust, including defined benefit, defined contribution and Vested Interest(R) plans. In addition, the Portfolio will continue to be open to wrap and retirement programs that are already invested in the Portfolio and to certain payroll deduction programs. Shareholders of the Portfolio as of August 15, 1998 will be permitted to make additional investments in current accounts.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Institutional Shares on or after May 1, 1998 ceases to meet the eligibility standards for purchasing Insti-tutional Shares (other than due to fluctuations in market value), then the shareholder's Institutional Shares will, upon the direction of the Fund's distributor, automatically be converted to shares of another class of the Portfolio having the same aggregate net asset value as the shares convert-ed. If, at the time of conversion, an institution offering Service Shares of the Portfolio is acting on the shareholder's behalf, then the sharehold-er's Institutional Shares will be converted to Service Shares of the Port-folio. If not, then the shareholder's Institutional Shares will be con-verted to Investor A Shares of the Portfolio. Service Shares are currently authorized to bear additional service and processing fees at the aggregate annual rate of .30% of average daily net assets, while Investor A Shares are currently authorized to bear additional service, processing and distri-bution fees at the aggregate annual rate of .50% of average daily net as-sets.

This Supplement is dated December 1, 1998.

                               BLACKROCK FUNDS SM

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on pages 4 through 7 are replaced with the follow-ing:

                                 LARGE CAP                        LARGE CAP                         MID-CAP
                                VALUE EQUITY                    GROWTH EQUITY                     VALUE EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .54%       .54%       .54%       .55%       .55%       .55%       .79%       .79%       .79%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee waivers)
 (/3/)                    .77        .77        .77        .79        .79        .79        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .37        .37        .37        .39        .39        .39        .42        .42        .42
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.31%      2.06%      2.06%      1.34%      2.09%      2.09%      1.61%      2.36%      2.36%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Value Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .86% for each class of the Mid-Cap Value Equity Portfolio and "Total Portfolio operating expenses" would be 1.66% for Investor A Shares and 2.41% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                  MID-CAP                         SMALL CAP                        SMALL CAP
                                   GROWTH                           VALUE                            GROWTH
                                   EQUITY                           EQUITY                           EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .79%       .79%       .79%       .55%       .55%       .55%       .55%       .55%       .55%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .82        .82        .82        .80        .80        .80        .80        .80        .80
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .42        .42        .42        .40        .40        .40        .40        .40        .40
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.61%      2.36%      2.36%      1.35%      2.10%      2.10%      1.35%      2.10%      2.10%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Growth Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .84% for each class of the Mid-Cap Growth Equity Portfolio and "Total Portfolio operating expenses" would be 1.64% for Investor A Shares and 2.39% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                                                                                 INTERNATIONAL
                               INTERNATIONAL                    INTERNATIONAL                       EMERGING
                                   EQUITY                      SMALL CAP EQUITY                     MARKETS
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          5.0%      None       None        5.0%      None       None        5.0%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .66%       .66%       .66%       .80%       .80%       .80%      1.16%      1.16%      1.16%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses (after fee
 waivers)(/3/)            .87        .87        .87       1.00       1.00       1.00       1.09       1.09       1.09
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .47        .47        .47        .60        .60        .60        .69        .69        .69
                          ---        ---        ---        ---        ---        ---        ---        ---        ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.53%      2.28%      2.28%      1.80%      2.55%      2.55%      2.25%      3.00%      3.00%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75%, 1.00% and 1.25% for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .88%, 1.02% and 1.09%, respectively, for each class of the Portfolios and "Total Portfolio operating expenses" would be: (ii) 1.63%, 2.02% and 2.34%, respectively, for Investor A Shares; and (iii) 2.38%, 2.77% and 3.09%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                               SELECT EQUITY                     INDEX EQUITY                       BALANCED
                                 PORTFOLIO                        PORTFOLIO+                       PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        3.0%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee
 waivers)(/3/)(/4/)       .55%       .55%       .55%      .025%      .025%      .025%       .55%       .55%       .55%
12b-1 fees(/3/)(/5/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .78        .78        .78       .625       .625       .625        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .38        .38        .38       .225       .225       .225        .42        .42        .42
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.33%      2.08%      2.08%       .65%      1.40%      1.40%      1.37%      2.12%      2.12%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers administration fees would be .23% for the Index Eq-uity Portfolio. BlackRock, Inc. and the Portfolios' administrators are un-der no obligation to waive or continue waiving their fees, but have in-formed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .65% for each class of the Index Equity Port-folio and "Total Portfolio operating expenses" would be .85% for Investor A Shares and 1.60% for Investor B Shares and Investor C Shares. The Portfo-lios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 8 is replaced with the following:

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $58       $ 85        $114      $196
 B Shares (Redemption)**              66        102         133       219***
 B Shares (No Redemption)             21         65         111       219***
 C Shares                             21         65         111       239
Large Cap Growth Equity Portfolio
 A Shares*                            58         86         115       199
 B Shares (Redemption)**              66        103         136       223***
 B Shares (No Redemption)             21         65         112       223***
 C Shares                             21         65         112       242
Mid-Cap Value Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Mid-Cap Growth Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Small Cap Value Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
Small Cap Growth Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Small Cap Equity
 Portfolio
 A Shares*                            62         99         N/A       N/A
 B Shares (Redemption)**              71        116         N/A       N/A
 B Shares (No Redemption)             26         79         N/A       N/A
 C Shares                             26         79         N/A       N/A
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
 C Shares                             14         44          77       168
Balanced Portfolio
 A Shares*                            58         86         117       202
 B Shares (Redemption)**              67        103         136       226***
 B Shares (No Redemption)             22         66         114       226***
 C Shares                             22         66         114       245

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 17 is replaced with the following:

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                              INVESTOR A                 INVESTOR B                 INVESTOR C
                                SHARES                     SHARES                     SHARES
                           FOR THE       FOR THE      FOR THE       FOR THE      FOR THE       FOR THE
                           PERIOD        PERIOD       PERIOD        PERIOD       PERIOD        PERIOD
                           10/1/97      9/26/97/1     10/1/97      9/26/97/1     10/1/97      9/26/97/1
                           THROUGH      / THROUGH     THROUGH      / THROUGH     THROUGH      / THROUGH
                           2/28/98       9/30/97      2/28/98       9/30/97      2/28/98       9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.94       $ 10.00      $  9.94       $ 10.00      $  9.94       $ 10.00
                           -------       -------      -------       -------      -------       -------
Income from investment
 operations
 Net investment income       (0.01)          - -        (0.03)          - -        (0.03)          - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.52         (0.06)        0.51         (0.06)        0.51         (0.06)
                           -------       -------      -------       -------      -------       -------
  Total from investment
   operations                 0.51         (0.06)        0.48         (0.06)        0.48         (0.06)
                           -------       -------      -------       -------      -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -           - -          - -           - -          - -           - -
 Distributions from net
  realized capital gains     (0.03)          - -        (0.02)          - -        (0.02)          - -
                           -------       -------      -------       -------      -------       -------
  Total distributions        (0.03)          - -        (0.02)          - -        (0.02)          - -
                           -------       -------      -------       -------      -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.42       $  9.94      $ 10.40       $  9.94      $ 10.40       $  9.94
                           =======       =======      =======       =======      =======       =======
Total return                  4.88%/3/     (0.30)%/3/    4.52%/3/     (0.30)%/3/    4.52%/3/     (0.30)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $   782       $   326      $ 1,601       $   711      $   321       $   182
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.79%/2/      1.30%/2/     2.52%/2/      1.30%/2/     2.53%/2/      1.30%/2/
 Before
  advisory/administration
  fee waivers                 2.08%/2/      1.52%/2/     2.81%/2/      1.52%/2/     2.82%/2/      1.52%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.16)%/2/     1.44%/2/    (0.91)%/2/     1.58%/2/    (0.90)%/2/     1.44%/2/
 Before
  advisory/administration
  fee waivers                (0.45)%/2/     1.22%/2/    (1.20)%/2/     1.35%/2/    (1.18)%/2/     1.22%/2/
PORTFOLIO TURNOVER RATE         23%            0%          23%            0%          23%            0%
AVERAGE COMMISSION
 RATE/4/                   $0.0294       $0.0268      $0.0294       $0.0268      $0.0294       $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to read in its entirety as follows:

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
   --------------       ----------------          ------------------      -----------
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization generally
                    believes are               in excess of $10 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       in excess of $10 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap            Pursues mid cap stocks     Stocks with low           Russell Midcap
 Value Equity       and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization generally
                                               between $2 billion and
                                               $10 billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       between $2 billion and
                    have favorable and         $10 billion.
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization generally
                    growth rate will also be   below $2 billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization generally
                    the sub-adviser            below $2 billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                                                             PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS         BENCHMARK*
   --------------       ----------------          ------------------         -----------
 International      Pursues non-dollar         Portfolio assets are      MSCI Emerging
 Emerging Markets   denominated stocks of      primarily invested in     Markets Free
                    issuers in emerging        stocks of emerging market Index
                    country markets            issuers.
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 International      Pursues non-dollar         Invests primarily in      Salomon Brothers
 Small Cap Equity   denominated stocks of      international stocks with Extended Markets
                    small cap issuers in       a capitalization          World Ex-U.S. Index
                    countries included in      generally below $1
                    the Salomon Brothers       billion. Emphasizes
                    Extended Markets World     primarily stocks with
                    Ex-U.S. Index which the    price/earnings ratios
                    sub-adviser expects to     below average for such
                    appreciate. In addition,   security's home market or
                    there may also be up to    stock exchange. Seeks
                    20% exposure to stocks     diversification across
                    of issuers in emerging     countries, industry
                    market countries. Within   groups and companies with
                    this universe, a value     investment at all times
                    style of investing is      in at least three foreign
                    employed to select         developed countries.
                    stocks which the sub-
                    adviser believes are
                    undervalued, taking into
                    account the company's
                    earnings trend and its
                    price momentum. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    governmental policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust           they are represented in
                    Company, in the stocks     the Index.
                    of the S&P 500 Index
                    using a passive
                    investment style that
                    pursues the replication
                    of the S&P 500 Index
                    return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion:
                    value and growth style     Similar sector weightings
                    as sub-adviser             as benchmark, with over-
                    identifies market          or under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the paragraph entitled "Small Cap and Mid-Cap Portfo-lios.":

  SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity and Small Cap Value Equity Portfolios will invest at least 65% of their respective total assets in equity securities of organi-zations with market capitalizations at the time of purchase of less than $2 billion. Under normal market conditions, the International Small Cap Equity Portfolio will invest at least 65% of its total assets in equity securities of organizations with market capitalizations at the time of purchase of less than $1 billion ($1.5 billion for Japanese issuers). Similarly, the Mid-Cap Growth Equity Portfolio and the Mid-Cap Value Equity Portfolio will invest, under normal market conditions, at least 65% of their respective total assets in equity securities of organizations with market capitaliza-tions at the time of purchase of between $2 billion and $10 billion. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

The following replaces the first paragraph under "International Portfolios.":

  INTERNATIONAL PORTFOLIOS. Under normal market conditions, the International Equity Portfolio, the International Emerging Markets Portfolio and the In-ternational Small Cap Equity Portfolio (the "International Portfolios") will invest at least 65% of their respective total assets in equity securi-ties of foreign issuers. Investing in foreign securities involves consider-ations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign curren-cies, the value of a Portfolio that invests in foreign securities as mea-sured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The section "Who Manages The Fund?" is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-ad-viser to each of the Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Manage-ment, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock Interna-tional, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

The section "Who Manages The Fund?" has been amended as follows:

The Portfolios (other than the Index Equity Portfolio) and their portfolio man-agers are as follows:

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Large Cap Value Equity          Daniel B. Eagan; portfolio manager with sub-
                                 adviser since 1995; director of investment
                                 strategy at BlackRock, Inc. during 1994 and
                                 1995; prior to 1994, served as senior
                                 research consultant for Mercer Investment
                                 Consulting; portfolio manager since January
                                 1997.
 Large Cap Growth Equity         R. Andrew Damm; portfolio manager with sub-
                                 adviser since 1997; senior investment
                                 strategist with BlackRock, Inc. since 1995;
                                 portfolio manager with PNC Bank from 1988 to
                                 1995; Mr. Damm has participated in the
                                 management of the Portfolio since 1996 and
                                 has been designated portfolio manager since
                                 September 1997.
 Mid-Cap Value Equity            Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio co-manager since
                                 inception.
                                 Daniel B. Eagan (see above); portfolio co-
                                 manager since inception.

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Mid-Cap Growth Equity           William J. Wykle; portfolio manager with sub-
                                 adviser since 1995; investment manager with
                                 PNC Bank, National Association since 1986;
                                 portfolio co-manager since inception.
                                 Thomas Callan; portfolio manager with sub-
                                 adviser since 1996; equity analyst with PNC
                                 Bank from 1993 to 1996; portfolio co-manager
                                 since May 1998.
 Small Cap Value Equity          Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio manager since July
                                 1996.
 Small Cap Growth Equity         William J. Wykle (see above); portfolio co-
                                 manager since its inception.
                                 Thomas Callan (see above); portfolio co-
                                 manager since May 1998.
 International Equity            Gordon Anderson; portfolio manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Investment Director of Dunedin Fund
                                 Managers Ltd.; portfolio manager since 1996.
 International Emerging Markets  Euan Rae; portfolio manager with sub-adviser since 1996; prior to joining sub-adviser,
                                 Head of Emerging Markets at Dunedin Fund
                                 Managers Ltd. and Investment Manager with
                                 Edinburgh Fund Managers; portfolio manager
                                 since 1996.
 International Small Cap Equity  Peter J. Tait; portfolio manager with sub-
                                 adviser since 1996. Director and Head of
                                 Continental European desk and Dunedin Fund
                                 Managers Ltd. from 1990 to 1996; portfolio
                                 manager since inception.
 Select Equity                   Daniel B. Eagan (see above); portfolio
                                 manager since 1995.
 Balanced                        R. Andrew Damm (see above); portfolio co-
                                 manager since 1996.
                                 Robert S. Kapito; Vice Chairman of BlackRock
                                 since 1988; portfolio co-manager since 1995.
                                 Keith T. Anderson; Managing Director and co-
                                 chair of portfolio Management Group and
                                 Investment Strategy Committee of BlackRock
                                 since 1988; portfolio co-manager since 1995.

The section "How Are Shares Purchased?" is amended as follows:

The following has been added after the first paragraph under "General":

  Effective August 15, 1998, the Small Cap Growth Equity Portfolio will be closed to new investors, with the exception of investors who purchase through the following PNC Bank departments: Charitable and Endowment Manage-ment; Private Bank; and Institutional Trust, including defined benefit, de-fined contribution and Vested Interest(R) plans. In addition, the Portfolio will continue to be open to wrap and retirement programs that are already invested in the Portfolio and to certain payroll deduction programs. Share-holders of the Portfolio as of August 15, 1998 will be permitted to make ad-ditional investments in current accounts.

The following has been added after the last paragraph under "Other Purchase In-formation":

  In the event that a shareholder acquiring Investor A Shares on or after May 1, 1998 at a future date meets the eligibility standards for purchasing In-stitutional Shares (other than due to fluctuations in market value), then the shareholder's Investor A Shares will, upon the direction of the Fund's distributor, automatically be converted to Institutional Shares of the Portfolio having the same aggregate net asset value as the shares convert-ed.

This Supplement is dated December 1, 1998.

                               BLACKROCK FUNDSSM

                    MICRO-CAP EQUITY PORTFOLIO/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                  JANUARY 28, 1998, AS REVISED APRIL 15, 1998

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph:

  Under normal market conditions, the Micro-Cap Equity Portfolio will invest at least 65% of its total assets in equity securities of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first sentence under "Purchase of Shares":

  Service Shares are offered without a sales load to Institutions acting on behalf of their customers, certain persons who were shareholders of The Compass Capital Group at the time of its combination with The PNC(R) Fund during the first quarter of 1996, and investors that participate in the Capital Directions SM asset allocation program.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Service Shares on or after May 1, 1998 (other than a former shareholder of The Compass Capital Group as de-scribed above) ceases to meet the eligibility standards for purchasing Service Shares, then the shareholder's Service Shares will, upon the direc-tion of the Fund's distributor, automatically be converted to Investor A Shares of the Portfolio having the same aggregate net asset value as the shares converted. Investor A Shares are currently authorized to bear addi-tional service and distribution fees at the aggregate annual rate of .20% of average daily net assets. In the event that a shareholder acquiring Service Shares on or after May 1, 1998 subsequently satisfies the eligibil-ity standards for purchasing Institutional Shares (other than due to fluc-tuations in market value), then the shareholder's Service Shares will, upon the direction of the Fund's distributor, automatically be converted to In-stitutional Shares of the Portfolio having the same aggregate net asset value as the shares converted.

This Supplement is dated December 1, 1998.

                               BLACKROCK FUNDSSM

                 MICRO-CAP EQUITY PORTFOLIO/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                  JANUARY 28, 1998, AS REVISED APRIL 15, 1998

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph:

  Under normal market conditions, the Micro-Cap Equity Portfolio will invest at least 65% of its total assets in equity securities of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first paragraph under "Purchase of Shares":

  Institutional Shares are offered to institutional investors, including (a) registered investment advisers with a minimum investment of $500,000 and
  (b) the trust departments of PNC Bank and its affiliates (collectively, "PNC") on behalf of clients for whom PNC (i) acts in a fiduciary capacity (excluding participant-directed employee benefit plans) or otherwise has investment discretion or (ii) acts as custodian with respect to at least $2,000,000 in assets, and individuals with a minimum investment of $2,000,000.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Institutional Shares on or after May 1, 1998 ceases to meet the eligibility standards for purchasing Insti-tutional Shares (other than due to fluctuations in market value), then the shareholder's Institutional Shares will, upon the direction of the Fund's distributor, automatically be converted to shares of another class of the Portfolio having the same aggregate net asset value as the shares convert-ed. If, at the time of conversion, an institution offering Service Shares of the Portfolio is acting on the shareholder's behalf, then the sharehold-er's Institutional Shares will be converted to Service Shares of the Port-folio. If not, then the shareholder's Institutional Shares will be con-verted to Investor A Shares of the Portfolio. Service Shares are currently authorized to bear additional service and processing fees at the aggregate annual rate of .30% of average daily net assets, while Investor A Shares are currently authorized to bear additional service, processing and distri-bution fees at the aggregate annual rate of .50% of average daily net as-sets.

This Supplement is dated December 1, 1998.

                               BLACKROCK FUNDSSM

                  MICRO-CAP EQUITY PORTFOLIO/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                  JANUARY 28, 1998, AS REVISED APRIL 15, 1998

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph:

  Under normal market conditions, the Micro-Cap Equity Portfolio will invest at least 65% of its total assets in equity securities of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

The section "How Are Shares Purchased?" has been amended as follows:

The following has been added after the last paragraph under "Other Purchase In-formation":

  In the event that a shareholder acquiring Investor A Shares on or after May 1, 1998 at a future date meets the eligibility standards for purchasing In-stitutional Shares (other than due to fluctuations in market value), then the shareholder's Investor A Shares will, upon the direction of the Fund's distributor, automatically be converted to Institutional Shares of the Portfolio having the same aggregate net asset value as the shares convert-ed.

This Supplement is dated December 1, 1998.